Share-based payments - Stock options (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2024	May 31, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share-based compensation expense	$ 46,270	$ 628,923	$ 192,622	$ 1,052,090
Minimum.
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price			$ 1.03
Expiration period			5 years
Maximum.
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price			$ 16.29
Expiration period			10 years